Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Annual Minimum Operating Lease Obligations	Future annual minimum lease obligations at September 30, 2018 are as follows:
Year Ending September 30,	Amount
2019	$111,034
2020	113,405
2021	64,259
$288,698